ICON CONSUMER SELECT FUND

Portfolio of Investments

March 31, 2021

Security Description	Shares	Value
Common Stock (99.95%)

Communications (8.18%)
Alphabet Inc*	900	$1,861,767
Amazon.com Inc*	323	999,388
Comcast Corp	11,900	643,909
eBay Inc	19,700	1,206,428
Total Communications		4,711,492

Consumer, Cyclical (46.19%)
Brunswick Corp	22,500	2,145,825
Dorman Products Inc*	15,600	1,601,184
Five Below Inc*	12,200	2,327,638
Green Brick Partners Inc*	106,008	2,404,261
LGI Homes Inc*	10,200	1,522,962
LKQ Corp*	50,700	2,146,131
Lululemon Athletica Inc*	6,300	1,932,273
Monarch Casino & Resort Inc*	42,300	2,564,226
NIKE Inc	20,700	2,750,823
PulteGroup Inc	46,900	2,459,436
Ulta Beauty Inc*	8,100	2,504,277
Walgreens Boots Alliance Inc	41,100	2,256,390
Total Consumer, Cyclical		26,615,426

Consumer, Non-Cyclical (4.34%)
Global Payments Inc	12,400	2,499,592

Financial (41.24%)
Ally Financial Inc	61,400	2,775,894
American Express Co	14,200	2,008,448
Assurant Inc	8,700	1,233,399
Bank of America Corp	58,200	2,251,758
Equitable Holdings Inc	27,400	893,788
The Goldman Sachs Group Inc	8,100	2,648,700
JPMorgan Chase & Co	12,900	1,963,767
Marsh & McLennan Cos Inc	4,700	572,460
Mastercard Inc	7,500	2,670,375
Morgan Stanley	15,300	1,188,198
US Bancorp	25,700	1,421,467
Visa Inc	8,500	1,799,705
Voya Financial Inc	36,600	2,329,224
Total Financial		23,757,183

Total Common Stock (Cost $39,420,324)		57,583,693

Funds (1.01%)	Shares	Value
Money Market Funds (1.01%)
First American Government Obligations Fund (Cost $581,558)	581,558	581,558

Total Investments (Cost $40,001,882)(a) (100.96%)		58,165,251
Liabilities in Excess of Other Assets (-0.96%)		(552,446)
Net Assets (100.00%)		$57,612,805

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $40,003,573.

At March 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$18,176,175
Unrealized depreciation	(14,497)
Net unrealized appreciation	$18,161,678